Account receivable, net (Tables)	12 Months Ended
Dec. 31, 2025
Credit Loss [Abstract]
Schedule of account receivable

	As of December 31,
	2024	2025	2025
	S$	S$	US$

Accounts receivable	75,536	67,365	52,371
Less: allowance for current expected credit loss	(49,147)	(49,147)	(38,208)
Total accounts receivable	26,389	18,218	14,163

Schedule of allowance doubtful accounts

Movement of allowance for current expected credit loss are as follows:

	As of December 31,
	2024	2025	2025
	S$	S$	US$

Allowance for current expected credit loss, beginning balance	49,147	49,147	38,208
Addition	-	-	-
Allowance for current expected credit loss, ending balance	49,147	49,147	38,208